Operating leases (Tables)	12 Months Ended
Dec. 31, 2023
Operating leases
Schedule of components of lease expenses

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

Operating lease cost	726,359	729,038	645,678
Short‑term lease cost	467,384	416,215	400,926
Variable lease cost	121,353	150,994	97,548
Total lease cost	1,315,096	1,296,247	1,144,152

Schedule of supplemental cash flows information related to leases

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

Cash payments for operating leases	761,352	783,337	717,407
ROU assets obtained in exchange for operating lease liabilities	910,144	978,608	534,313

Schedule of maturities of lease liabilities

As of December 31
2023
RMB

2024	455,979
2025	285,785
2026	174,686
2027	57,153
Thereafter	121,847
Total undiscounted lease payments	1,095,450
Less: imputed interest	(126,314)
Total lease liabilities	969,136